CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
CAPITAL STRUCTURE
13.	CAPITAL STRUCTURE
During July and August 2020, Studio City International respectively announced and completed a series of private offers (the “2020 Private Placements”)
of
72,185,488
Class A ordinary shares and
14,087,299
ADSs (representing
56,349,196
Class A ordinary shares) to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $
500,000
and offering expenses of $
1,052
. The
2020
Private Placements resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding decrease in the Company’s additional paid-in
capital.
As of December 31, 2021 and 2020, Studio City International’s authorized share capital was 1,927,488,240 Class A ordinary shares and 72,511,760 Class B ordinary shares of a par value of $0.0001 each; and 370,352,700 Class A ordinary shares and 72,511,760 Class B ordinary shares were issued and outstanding.